Schedule of Investments
September 30, 2021 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 66.54%

Automotive - 0.00%
Exide Technologies ^ † *			5,926	0
Flyht Aerospace Solutions, Inc. (Canada) ^ † *			101,663	0

				0

Bakery Products - 0.87%
Bab, Inc. †			479,411	343,306

Beverages - 0.86%
Anheuser-Busch InBev SA/NV *			6,000	338,280

Biotech & Pharma - 0.00%
Inyx, Inc. * †			167,850	34

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 5.07%
TreeHouse Foods, Inc.*			50,000	1,994,000

Chemicals - 0.86%
DuPont de Nemours, Inc. (a)			5,000	339,950

Construction & Engineering - 0.17%
WeBuild SpA			25,935	66,170

Drilling Oil & Gas Wells - 0.00%
Seadrill Ltd. *			2,152	469

Electric & Other Services Combined - 1.24%
Duke Energy Corp. (a)			5,000	487,950

Electrical Industrial Apparatus - 0.53%
Hollsys Automation Technologies Ltd.*			10,000	206,900

Federal & Federally-Sponsored Credit Agencies - 0.21%
Federal National Mortgage Association Fannie Mae *			100,000	84,000

Food & Kindred Products - 1.72%
Conagra Brands, Inc.			20,000	677,400

Gaming, Lodging & Restaurants - 0.29%
Guoco Group Ltd. (Hong Kong) *			10,000	114,936

Gold and Silver Ores - 1.61%
Agnico Eagle Mines Ltd. (Canada) (a)			7,000	362,950
Barrick Gold Corp. (Canada)			15,000	270,750

				633,700
Hardware - 1.19%
IEC Electronics Corp. *			30,585	468,868

Holding Companies - 0.00%
Stoneleigh Partners Acquisition Corp. * ^ †			400	0

Hotels Motels - 6.31%
MGM Resorts International (a) (b)			57,500	2,481,125

IT Services - 0.00%
Computer Horizons Corp. * ^ †			65,000	0

Industrial Services - 0.13%
Astaldi SpA ADR *			1,022,580	50,618

Industrial Organic Chemicals - 1.02%
International Flavors & Fragrances, Inc. (a) (b)			3,000	401,160

Insurance - 1.48%
Willis Towers Watson PLC			2,500	581,150

Investment Advice - 1.08%
KKR & Co., Inc. Class A (a)			7,000	426,160

Investment Companies - 1.03%
Blue Safari Group Acquisition Corp. (Hong Kong) *			5,000	51,050
OceanTech Acquisitions I Corp. *			25,000	256,500
Rice Acquisition Corp. II *			9,400	96,820

				404,370

Media - 1.37%
30DC, Inc. * #			50,000	1,300
Clear Channel Outdoor Holdings, Inc. *			11,249	30,485
IAC/InterActiveCorp.			3,000	390,870
iHeartMedia, Inc. *			4,610	115,342

				537,997

Mineral Royalty Traders - 0.97%
Royal Gold, Inc. (a)			4,000	381,960

Mining - 0.00%
Sacre-Coeur Minerals Ltd.^ * †			109,444	0

National Commercial Banks - 2.14%
Citigroup, Inc. (a)			12,000	842,160

Operators of Non-Residential Buildings - 0.14%
Brookfield Asset Management, Inc.			1,005	53,761

Oil, Gas & Coal - 7.97%
Chevron Corp. (b)			4,000	405,800
CVR Energy, Inc.*			15,000	249,900
Diamondback Energy, Inc. (a)			5,500	520,685
Hess Corp. (a)			6,500	507,715
Marathon Petroleum Corp. (a) (b)			23,500	1,452,535

				3,136,635

Passenger Transportation - 0.21%
Transat AT, Inc. Class B (Canada) *			23,000	84,160

Pharmaceutical Preparations- 4.74%
AstraZeneca PLC ADR (a)			10,000	600,600
Bausch Health Companies, Inc.*			15,000	417,750
Bayer AG*			3,000	164,100
Emisphere Technologies, Inc. *			30,000	234,300
Elanco Animal Health, Inc. * (a)			14,000	446,460

				1,863,210

Radio & TV Broadcasting & Communications Equipment - 0.24%
KVH Industries, Inc.*			10,000	96,300

Real Estate - 2.40%
Brookfield Property Partners LP			723	17,683
CA Immobilien Anlagen AG (Austria) *			16,500	697,171
Conwert Immobilien Invest AG * ^ †			45,000	0
S Immo AG (Austria)*			10,000	231,059

				945,913

Recreation Facilities & Services - 1.08%
Six Flags Entertainment Corp. * (a)			10,000	425,000

Retail-Discretionary - 0.08%
Neiman-Marcus Group Parent LLC * †			791	30,817

Retail-Eating Places - 1.09%
Restaurant Brands International, Inc. (a)			7,000	428,330

Services-Commercial Physical & Biological Research - 0.76%
ViacomCBS, Inc. Class B (a)			7,562	298,775

Services-Business Services - 2.61%
Envestnet, Inc. (a) *			8,000	641,920
Nielsen Holdings PLC			20,000	383,800

				1,025,720

Services - Computer Processing & Data Preparation - 0.50%
Sohu.com Ltd.*			9,500	197,980

Services-Computer Programming, Data Processing - 2.30%
Twitter, Inc. (a) *			15,000	905,850

Services-Educational Services - 0.63%
Tarena International, Inc.*			180,000	248,400

Services-Hospitals - 1.17%
New Frontier Health Corp.*			41,000	460,430

Services-Employment Agencies - 0.88%
51job, Inc. ADR*			5,000	347,650

Services-Miscellaneous Amusement & Recreation - 2.13%
Madison Square Garden Sports Corp. Class A (a) *			4,500	836,775

Software - 2.16%
Playtech PLC (Isle of Man) *			64,000	404,512
VMware, Inc. Class A * (a)			3,000	446,100

				850,612

Telecom - 0.06%
NII Holdings, Inc. * ^			44,529	22,265

Television Broadcasting Stations - 1.20%
Liberty Media Corp. - Liberty SiriusXM Series A * (a)			10,000	471,700

Utilities - 4.01%
Evergy, Inc. (a) (b)			18,500	1,150,700
Vistra Corp. (a)			25,000	427,500

				1,578,200

Waste & Environmental Services & Equipment - 0.02%
Strategic Environmental & Energy Resources, Inc. * ^ # †			43,000	7,602

Total Common Stock			(Cost $ 25,002,891)	26,178,748

Escrow Shares - 0.00%

Exide Technologies * ^ †			1,777	0
Petrocorp., Inc. * ^ †			200	0

Total Escrow Shares			(Cost $ 1,687)	0

Asset-Backed Securities - 0.34%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 0.87% (1 Month LIBOR USD + 0.79%), 6/25/2030 + ** ●			4,276	4,145
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 0.860%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** + ●			106,285	104,925
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 0.47%, (1 Month LIBOR USD + 0.320%) 06/25/2047 + ** ●			649,319	23,725
Countrywide Alternative Loan, Series 07-0A7, Class A3, 0.5017%, (1 Month LIBOR USD + 0.30%), 5/25/2047 ** + ^			960,000	0

Total Asset-Backed Securities			(Cost $ 110,668)	132,795

Rights - 0.00%

Clear Channel Outdoor Holdings, Inc. * †			11,249	0
Goldenbridge Acquisition Ltd. (Hong Kong)*			2,000	660
Seadrill Ltd. *			155,336	0

Total Rights			(Cost $ 0)	660

Corporate Bonds - 4.34%

Automotive - 1.14%
Exide Technologies, 11.000%, 04/30/2022 + ^ # †			546,810	448,384

Diversified Financial Services - 2.00%
Hellas Telecommunication Luxembourg II SCA, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+ ^ # †			5,000,000	6,250
Lehman Brothers Holdings, Inc. Series MTN 0.00%, 02/14/2023 + ● **			200,000	1,160
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, 07/08/2014 + ●			110,000	748
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●			100,000	580
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **			100,000	580
Lehman Brothers Holdings, Inc. Series MTNG 7.27%, (1 Month CPI YOY + 2.25% 2/17/2015 **			130,000	754
Lehman Brothers Holdings, Inc. Series MTNH 8.25%, 9/23/2020 **			100,000	580
Twin Reefs Pass-Through Trust, 0.000%, (1 Month LIBOR USD + 2.000%) Perpetual + ^ # † **			1,000,000	775,000

				785,652

Oil, Gas & Coal - 0.18%
Seadrill New Finance Private Placement Series 144A (United Kingdom), 12.000%, 07/15/2025 ● #			128,802	72,129

Radio Telephone Communications - 1.02%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			54,430	48,184
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. 7.00%, 12/03/2099 ● #			80,771	67,444
Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 06/01/2023 + ●			1,000,000	7,500
Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/2023 + ●			500,000	278,750

				401,878

Venture Capital - 0.00%
Infinity Capital Group, 7.000%, 12/31/2049 + ^ # †			25,000	0

Total Corporate Bonds			(Cost $ 2,388,114)	1,708,043

Government Bonds - 0.43%

Lebanese Republic - 0.43%
Lebanese Republic Series GMTN 6.15%, 06/19/2020 + ●			1,000,000	168,830

Total Government Bonds			(Cost $ 212,500)	168,830

Mortgate-Backed Securities - 0.02%

GNR Government National Mortgage Series 2019-108 Class NI 4.000%, 8/20/2049 ● ~			142,587	4,175
GSR Mortgage Loan Trust Series 2005-5F Class B2 5.73101%, 6/25/2035 ● ~			155,865	5,289

Total Mortgage-Backed Securities			(Cost $ 113,789)	9,464

Municipal Bonds - 1.83%

Puerto Rico - 1.83%
Puerto Rico Commonwealth Series C 5.75%, 7/01/2036 + ●			105,000	92,925
Puerto Rico Commonwealth, 5.00%, 07/01/2041 + ●			120,000	105,000
Puerto Rico Commonwealth Series A 6.00%, 7/01/2034 + ●			90,000	85,612
Puerto Rico Commonwealth Series A 4.00%, 7/01/2021 + ●			25,000	22,313
Puerto Rico Commonwealth Series A 4.125%, 7/01/2022 + ●			25,000	22,250
Puerto Rico Commonwealth Series A 4.50%, 7/01/2025 + ●			25,000	22,281
Puerto Rico Commonwealth Series A 6.125%, 7/01/2033 + ●			10,000	9,700
Puerto Rico Commonwealth Series A 4.50%, 7/01/2026 + ●			25,000	22,187
Puerto Rico Commonwealth Series D 5.00%, 7/01/2020 + ●			15,000	14,475
Puerto Rico Commonwealth Series A 5.125%, 7/01/2037 + ●			20,000	18,000
Puerto Rico Commonwealth Series E 5.625%, 7/01/2033 + ●			35,000	33,556
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●			10,000	9,750
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●			10,000	9,263
Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●			75,000	70,594
Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●			30,000	28,238
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●			55,000	53,625
Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●			15,000	14,606
Puerto Rico Public Buildings Authority Series M 5.75%, 7/01/2016 + ●			82,165	86,684

Total Municipal Bonds			(Cost $ 615,324)	721,059

Preferred Stocks - 1.68%

Government Agencies - 1.26%
Federal Home Loan Mortgage Corp. Series B 0.00%, Perpetual ∞			19,000	55,100
Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞			4,500	15,075
Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞			55,000	186,450
Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual ∞			9,500	28,595
Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual ∞			14,700	42,630
Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞			25,000	82,500
Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞			5,500	18,975
Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞			700	2,436
Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞			4,440	14,919
Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞			360	1,220
Federal National Mortgage Corp. Series T, 8.25%, Perpetual ∞			20,000	48,200

				496,100

Insurance - 0.03%
MBIA Insurance Corp. Series 144a 4.707%, Perpetual * ^ # †			10	10,000

Media - 0.40%
ViacomCBS, Inc. Series A 5.75%, 04/01/2024			2,400	156,792

Total Preferred Stocks			(Cost $ 1,968,632)	662,892

Special Purpose Acquisition Company - 4.54%

Special Purpose Acquisition Company - 4.54%
Agile Growth Corp. Class A *			3,700	35,890
Agrico Acquisition Corp.*			5,000	50,650
BYTE Acquisition Corp. Class A *			13,000	126,230
Corazon Capital V838 Monceros Corp. Class A*			14,300	139,139
Disruptive Acquisition Corp. I Class A *			4,800	46,608
FTAC Hera Acquisition Corp. Class A *			6,400	62,336
G3 VRM Acquisition Corp.*			5,000	51,000
Goldenbridge Acquisition Ltd. *			2,000	19,840
Gores Guggenheim, Inc. Class A *			4,200	42,924
Haymaker Acquisition Corp. III *			4,580	44,586
Hudson Executive Investment Corp. III Class A *			3,750	36,488
Independence Holdings Corp. Class A *			3,000	29,310
Khosla Ventures Acquisition Co. III Class A *			7,500	73,500
Kismet Acquisition Three Corp. Class A *			1,800	17,514
Kismet Acquisition Two Corp. Class A *			1,900	18,468
KKR Acquisition Holdings I Corp. Class A *			29,400	286,650
LDH Growth Corp. I Class A *			3,150	30,650
Levere Holdings Corp. Class A *			6,200	60,512
Medicus Sciences Acquisition Corp. Class A *			3,000	30,300
Northern Star Investment Corp. III *			7,300	71,102
PWP Forward Acquisition Corp. I Class A *			3,600	34,632
Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *			6,220	60,769
Sandbridge X2 Corp. Class A *			4,000	38,840
SilverBox Engaged Merger Corp. I Class A *			4,200	41,076
TCW Special Purpose Acquisition Corp. Class A *			6,100	59,658
Velocity Acquisition Corp. Class A *			5,700	56,202
VPC Impact Acquisitions Holdings II Class A (Cayman Islands) *			4,000	39,400
VPC Impact Acquisitions Holdings III Class A *			3,800	37,658
Zimmer Energy Transition Acquistion Corp.*			14,400	143,444

Total Special Purpose Acquisition Company			(Cost $ 1,820,000)	1,785,376

Warrants - 0.11%

Investment Companies - 0.11%
Agile Growth Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $11,960) *			1,233	782
Alpha Capital Acquisition Co. Class A, 12/31/2027 @ $11.50 (Notional Value $3,649) (Cayman Islands) *			375	206
Arctos Northstar Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $12,675) *			1,300	964
BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $63,115) *			6,500	4,030
Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $46,373) *			4,766	3,622
DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,185) *			2,066	1,446
Disruptive Acquisition Corp. Class A, 03/06/2026 @ $11.50 (Notional Value $15,536) *			1,600	1,040
FTAC Hera Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,584) *			1,600	1,648
Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $19,840) (Hong Kong) *			2,000	480
Gores Guggenheim, Inc. Class A, 12/31/2027 @ $11.50 (Notional Value $8,585) *			840	1,747
Haymaker Acquisition Corp. Class A, 02/12/2027 @ $11.50 (Notional Value $11,919) *			1,225	994
Hudson Executive Investment Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $7,589) *			780	640
Independence Holdings Corp. Class A, 03/31/2028 @ $11.50 (Notional Value $5,862) *			600	630
KKR Acquisition Holdings Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $95,550) *			9,800	9,407
Kismet Acquisition Corp. II Class A, 12/31/2027 @ $11.50 (Notional Value $6,159) *			633	483
Kismet Acquisition Corp. III Class A, 12/31/2027 @ $11.50 (Notional Value $5,832) *			600	313
LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $6,130) *			630	473
Levere Holdings Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $20,164) (Cayman Islands) *			2,066	1,756
Northern Star Investment Corp. II Class A, 02/25/2028 @ $11.50 (Notional Value $11,844) *			1,216	1,204
Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $11,917) *			1,216	1,082
PWP Forward Acquisition Corp. I Class A, 03/09/2026 @ $11.50 (Notional Value $7,150) *			720	590
Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,388) (Cayman Islands) *			1,575	1,244
Sandbridge X2 Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,943) *			1,333	1,066
SilverBox Engaged Merger Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $13,692) *			1,400	1,008
TCW Special Purpose Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $19,883) *			2,033	1,262
Velocity Acquisition Corp. Class A, 02/26/2027 @ $11.50 (Notional Value $18,734) *			1,900	1,330
VPC Impact Acquisition Holdings II Class A, 12/31/2027 @ $11.50 (Notional Value $9,850) (Cayman Islands) *			1,000	1,200
VPC Impact Acquisition Holdings III Class A, 12/31/2027 @ $11.50 (Notional Value $9,662) (Cayman Islands) *			975	1,658

				42,305

Bank Deposit Accounts - 4.43%

Collateral Huntington Conservative Deposit Account 0.02% **			75,622	75,622
Huntington Conservative Deposit Account 0.02% ** (b)			1,668,541	1,668,541

Total Bank Deposit Accounts			(Cost $ 1,744,163)	1,744,163

Total Investments - 99.75%			(Cost $ 30,135,724)	39,245,652

Other Liabilities in excess of Assets (0.25%)				97,867

Total Net Assets - 100.00%				39,343,519

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Alerian MLP ETF, Strike $8.00	600	1/21/2022	480,000	6,000
BP, PLC, Strike $20.00	300	1/21/2022	600,000	222,000
Chevron Corp., Strike $90.00	40	1/21/2022	360,000	55,600
Diamondback Energy, Inc., Strike $30.00	55	1/21/2022	165,000	357,500
DuPont de Nemours, Inc., Strike $40.00	50	1/21/2022	200,000	139,625
Energy Select Sector SPDR Fund ETF, Strike $40.00	885	1/21/2022	3,540,000	1,150,500
Energy Select Sector SPDR Fund ETF, Strike $50.00	285	6/17/2022	1,425,000	177,555
Energy Transfer LP, Strike $10.00	250	1/21/2022	250,000	15,000
Energy Transfer LP, Strike $12.00	300	1/21/2022	360,000	5,100
Hess Corp., Strike $40.00	65	1/21/2022	260,000	249,925
Johnson & Johnson, Strike $155.00	40	1/21/2022	620,000	46,080
Johnson & Johnson, Strike $195.00	40	1/21/2022	780,000	1,040
Madison Square Garden Sports Corp. Class A, Strike $165.00	45	12/17/2021	705,000	107,325
Marathon Petroleum Corp., Strike $30.00	235	1/21/2022	705,000	747,888
MGM Resorts International, Strike $20.00	300	1/21/2022	600,000	696,750
Occidental Petroleum Corp., Strike $15.00	300	1/21/2022	450,000	436,500
Occidental Petroleum Corp., Strike $40.00	125	1/21/2022	500,000	12,250
Phillips 66, Strike $100.00	100	1/21/2022	1,000,000	2,750
Red Robin Gourmet Burgers, Inc., Strike $12.50	90	1/21/2022	112,500	98,550
Six Flags Entertainment Corp., Strike $17.50	100	1/21/2022	175,000	253,500
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $10.00	100	1/21/2022	100,000	140,750
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $15.00	250	1/21/2022	375,000	233,125
TreeHouse Foods, Inc., Strike $30.00	500	2/18/2022	50,000	520,000
United States Oil Fund LP, Strike $4.50	350	1/21/2022	157,500	68,600
ViacomCBS, Inc., Strike $35.00	75	1/21/2022	262,500	44,700
VMware, Inc. Class A, Strike $130.00	30	1/21/2022	390,000	60,450
Willis Towers Watson PLC, Strike $200.00	25	1/21/2022	500,000	91,625

	5535		15,122,500	5,940,688

Put Options
Citigroup, Inc., Strike $67.50	100	1/20/2023	675,000	89,300
Invesco CurrencyShares Euro Currency Trust, Strike $110.00	58	12/17/2021	638,000	13,630
Pfizer, Inc. , Strike $44.00	180	12/17/2021	792,000	47,700

	338		2,105,000	150,630

Call Options Written
Agnico Eagle Mines Ltd., Strike $65.00	(70)	1/21/2022	(455,000)	(5,600)
AstraZeneca PLC ADR, Strike $50.00	(100)	1/21/2022	(500,000)	(107,000)
Bausch Health Companies, Inc., Strike $26.00	(150)	1/21/2022	(390,000)	(52,500)
Citigroup, Inc., Strike $80.00	(100)	1/20/2023	(800,000)	(48,000)
Conagra Brands, Inc., Strike $35.00	(200)	10/15/2021	(700,000)	(12,200)
Diamondback Energy, Inc., Strike $70.00	(110)	1/21/2022	(770,000)	(304,700)
DuPont de Nemours, Inc., Strike $75.00	(100)	1/21/2022	(750,000)	(15,500)
Duke Energy Corp., Strike $100.00	(50)	1/20/2023	(500,000)	(34,500)
Elanco Animal Health, Inc., Strike $29.00	(140)	1/21/2022	(406,000)	(56,700)
Energy Select Sector SPDR Fund ETF, Strike $60.00	(300)	12/17/2021	(1,500,000)	(24,600)
Energy Select Sector SPDR Fund ETF, Strike $60.00	(570)	6/17/2022	(3,420,000)	(131,670)
Envestnet, Inc., Strike $70.00	(80)	11/19/2021	(560,000)	(92,400)
Evergy, Inc., Strike $55.00	(15)	1/21/2022	(82,500)	(12,750)
Evergy, Inc., Strike $65.00	(170)	1/21/2022	(1,105,000)	(35,700)
Hess Corp., Strike $70.00	(130)	1/21/2022	(910,000)	(157,300)
IAC/InterActiveCorp., Strike $135.00	(30)	12/17/2021	(405,000)	(21,900)
International Flavors & Fragrances, Inc., Strike $130.00	(30)	5/20/2022	(390,000)	(36,300)
Invesco CurrencyShares Euro Trust, Strike $110.00	(58)	12/17/2021	(638,000)	(2,030)
Johnson & Johnson, Strike $175.00	(80)	1/21/2022	(1,400,000)	(13,680)
KKR & Co., Inc., Strike $37.00	(70)	1/21/2022	(259,000)	(168,700)
Liberty Media Corp. - Liberty SiriusXM Series A , Strike $45.00	(100)	1/21/2022	(450,000)	(44,500)
Madison Square Garden Sports Corp., Strike $185.00	(90)	12/17/2021	(1,665,000)	(82,800)
Marathon Petroleum Corp., Strike $65.00	(470)	1/21/2022	(3,055,000)	(165,440)
MGM Resorts International, Strike $35.00	(875)	1/21/2022	(3,062,500)	(829,063)
Pfizer, Inc., Strike $44.00	(180)	12/17/2021	(792,000)	(25,560)
Red Robin Gourmet Burgers, Inc., Strike $25.00	(90)	1/21/2022	(225,000)	(23,625)
Restaurant Brands International, Inc., Strike $65.00	(70)	1/21/2022	(455,000)	(10,850)
Royal Gold, Inc., Strike $110.00	(40)	1/21/2022	(440,000)	(7,900)
Six Flags Entertainment Corp., Strike $32.50	(200)	1/21/2022	(650,000)	(224,000)
Treehouse Foods, Inc., Strike $45.00	(1,000)	2/18/2022	(75,000)	(235,000)
Twitter, Inc., Strike $50.00	(150)	1/21/2022	(750,000)	(194,250)
ViacomCBS, Inc., Strike $50.00	(150)	1/21/2022	(750,000)	(9,450)
Vistra Corp., Strike $18.00	(250)	1/21/2022	(450,000)	(25,500)
VMware, Inc., Strike $190.00	(60)	1/21/2022	(1,140,000)	(7,500)
Willis Towers Watson Plc, Strike $220.00	(50)	1/21/2022	(1,100,000)	(105,750)

	(6,328)		(31,000,000)	(3,324,918)

Put Options Written
eHealth, Inc., Strike $40.00	(125)	1/21/2022	(500,000)	(58,750)
NRG Energy, Inc., Strike $37.00	(100)	1/21/2022	(370,000)	(14,000)
Twitter, Inc., Strike $50.00	(100)	1/21/2022	(500,000)	(19,000)
ViacomCBS, Inc., Strike $35.00	(120)	1/21/2022	(420,000)	(17,040)

	(445)		(920,000)	(108,790)

Total Options			(Cost $ 2,358,989)	2,766,400

Short Positions

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)

Railroads, Line-Haul Operating
Canadian National Railway Co.			(1,000)	(115,650)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$28,802,775	$-
Level 2 - Other Significant Observable Inputs			2,607,396	-
Level 3 - Significant Unobservable Inputs			0	-
Total			$31,410,171	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
(a) Subject to written option contracts.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $1,269,501 representing 3.23% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,436,293 representing 3.65% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,621,393 representing 4.12% of net assets.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $4,542,707.45 representing 11.55% of net assets.
**Variable rate security; the coupon rate shown represents the yield at September 30, 2021